SUPPLEMENT DATED MAY 1, 2023 TO THE FOLLOWING PROSPECTUSES, and APPLICABLE

INITIAL SUMMARY PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES

DATED MAY 1, 2023

Market Wealth Plus New York Life Survivorship Variable Universal Life Accumulator New York Life Variable Universal Life Accumulator	New York Life Variable Universal Life Accumulator II New York Life Variable Universal Life Accumulator Plus NYLIAC Variable Universal Life 2000

AND TO THE FOLLOWING PROSPECTUSES

DATED MAY 1, 2023

Flexible Premium Variable Universal Life

DATED MAY 1, 2019, as amended, for

NYLIAC Survivorship Variable Universal Life

Variable Universal Life Provider

Dated MAY 1, 2008, as amended, for

NYLIAC Pinnacle Variable Universal Life Policies

NYLIAC Pinnacle Survivorship Variable Universal Life Policies

Dated MAY 1, 2014, as amended, for

New York Life Lifetime Wealth Variable Universal Life

NYLIAC Single Premium Variable Universal Life

New York Life Legacy Creator Single Premium Variable Universal Life

INVESTING IN

NYLIAC Variable Universal Life Separate Account—I

This supplement amends the most recent prospectuses, (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to note that, effective May 19, 2023, we are changing the express mail address for premium payments and loan repayments that are being sent to us.

Keeping this purpose in mind, please note the following:

As of May 19, 2023, the section in the Prospectuses referring to the addresses for sending premium payments and loan repayments to us should be deleted and replaced with the following:

Regular Mail NYLIAC 75 Remittance Drive, Suite 3021 Chicago, IL 60675-3021	Express Mail NYLIAC c/o Northern Trust Bank 5450 N. Cumberland Avenue Suite 100 Chicago, IL 60656

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010